Document and Entity Information	Dec. 19, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	F5 Networks, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-26041
Entity Tax Identification Number	91-1714307
Entity Address, Address Line One	801 5th Avenue
Entity Address, Address Line Two	STE 500
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	272-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001048695
Title of 12(b) Security	Common stock, no par value
Trading Symbol	FFIV
Security Exchange Name	NASDAQ